Pension arrangements	6 Months Ended
Dec. 31, 2021
Pension arrangements
Pension arrangements

29         Pension arrangements

The Group participates in the Football League Pension and Life Assurance Scheme (‘the Scheme’). The Scheme is a funded multi-employer defined benefit scheme where members may have periods of service attributable to several participating employers. The Group is unable to identify its share of the assets and liabilities of the Scheme and therefore accounts for its contributions as if they were paid to a defined contribution scheme. The Group has received confirmation that the assets and liabilities of the Scheme cannot be split between the participating employers. The Group is advised only of the additional contributions it is required to pay to make good the deficit. These contributions could increase in the future if one or more of the participating employers exits the Scheme.

The last triennial actuarial valuation of the Scheme was carried out at 31 August 2020 where the total deficit on the ongoing valuation basis was £27.5 million. The accrual of benefits ceased within the Scheme on 31 August 1999, therefore there are no contributions relating to current accrual. The Group pays monthly contributions based on a notional split of the total expenses and deficit contributions of the Scheme.

A charge of £865,000 (2020: £nil) has been made to the statement of profit or loss during the six months ended 31 December 2021, representing the present value of the additional contributions the Group is expected to pay to remedy the revised deficit of the Scheme.

The Group currently pays total contributions of £532,000 per annum and this amount will increase by 5% per annum from September 2022. Based on the existing actuarial valuation assumptions, this will be sufficient to pay off the deficit by 30 April 2025.

As of 31 December 2021, the present value of the Group’s outstanding contributions (i.e. its future liability) is £1,865,000. This amounts to £533,000 (30 June 2021: £518,000; 31 December 2020: £502,000) due within one year and £1,332,000 (30 June 2021: £1,257,000; 31 December 2020: £1,001,000) due after more than one year and is included within other payables.

Contributions are also made to defined contribution pension arrangements and are charged to the statement of profit or loss in the period in which they become payable.